CONCENTRATION OF CREDIT RISK AND MAJOR CUSTOMERS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Allowance for doubtful accounts	$ 200,668		$ 152,736	$ 113,234
Cash FDIC insured amount	250,000	$ 250,000
Uninsured balance amount	$ 29,700	$ 0	$ 2,495,189
No Individual Distributor [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
No One Individual Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%